UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported) ____________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Carvana Auto Receivables Trust 2022-P3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001770373

Central Index Key Number of issuing entity (if applicable): 0001903756

Central Index Key Number of underwriter (if applicable): Not applicable

Paul Breaux, Vice President and Secretary

(480) 719-8809

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated August 22, 2022 furnished as Exhibit 99.1 to this report (the “Report”).

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 23, 2022

CARVANA RECEIVABLES DEPOSITOR LLC
(Depositor)

By:	/s/ Mike McKeever
Name:	Mike McKeever
Title:	President